Cash, cash equivalents and time deposits - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Millions			1 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2024 CNY (¥)	Oct. 31, 2024 CNY (¥)	May 31, 2024 CNY (¥)	May 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jul. 31, 2024 $ / shares	Jun. 30, 2024 $ / shares
Disclosure of cash and time deposits [Line Items]
Purchase of right-of-use assets					¥ 27,900	¥ 13,500	¥ 59,200	¥ 23,200	¥ 6,600
Par value per share | $ / shares										$ 0.00001
Transferred inventory to property and equipment					28,600	0	50,300
Other property, plant and equipment					28,800		5,200
Disposal of property and equipment included in amounts due from related parties					¥ 1,900	600
Cancellation of treasury shares	¥ 151,700
Exercise of warrants to subscribe								111,086	79,512
Deemed distribution to a preferred shareholder								32,767
Subscription received from shareholder			¥ 23,300	$ 3.3
Cancellation of other financial instrument reflected in increase of other reserve						¥ 4,526	4,500
Cancellation of other financial instrument reflected in decrease of other reserve							¥ 27,800
Accrued commission and other listing expenses relating to IPO		¥ 16,200
Ordinary shares [member]
Disclosure of cash and time deposits [Line Items]
Par value per share | $ / shares										$ 0.00001	$ 4.53
Non redeemable preferred shares transferred to ordinary share		15
Preference shares [member]
Disclosure of cash and time deposits [Line Items]
Par value per share | $ / shares				$ 4.658
Redemption of preferred shares		¥ 8,648,900
Preference shares [member] | Bottom of range [member]
Disclosure of cash and time deposits [Line Items]
Number of preference share subscribed | shares				429,369
Preference shares [member] | Top of range [member]
Disclosure of cash and time deposits [Line Items]
Number of preference share subscribed | shares				1,133,534
Convertible redeemable preferred shares [member]
Disclosure of cash and time deposits [Line Items]
Exercise of warrants to subscribe								¥ 111,100	¥ 252,500